Transfers and Servicing of Financial Assets - Outstanding Loans Sold with Continuing Involvement (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Servicing Assets at Fair Value [Line Items]
Total unpaid principal balance	$ 11,923,510		$ 4,145,340
Loans 30-89 days delinquent	167,293		61,076
Loans delinquent 90 or more days or in foreclosure 1	32,269	[1]	11,350	[1]
GNMA
Servicing Assets at Fair Value [Line Items]
Loans delinquent 90 or more days or in foreclosure 1	$ 26,268		$ 7,116

[1]	Includes loans eligible for repurchase from GNMA of $26,268 and $7,116, respectively, as of December 31, 2013 and 2012 for which the Company has limited exposure to credit risk due to the nature of the guarantee from GNMA.